UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Target Index Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Capital Trust – Target Index Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1:	Report(s) to Shareholders.

Semiannual Report  |  September 30, 2019
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

Schwab Target Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns For the 6 Months Ended September 30, 2019
Schwab Target 2010 Index Fund (Ticker Symbol: SWYAX)	4.69%
Target 2010 Passive Composite Index	4.66%
Fund Category: Morningstar Target-Date 2000-2010[1]	3.94%
Performance Details	pages 9-10

Schwab Target 2015 Index Fund (Ticker Symbol: SWYBX)	4.49%
Target 2015 Passive Composite Index	4.68%
Fund Category: Morningstar Target-Date 2015[1]	4.08%
Performance Details	pages 11-12

Schwab Target 2020 Index Fund (Ticker Symbol: SWYLX)	4.65%
Target 2020 Passive Composite Index	4.65%
Fund Category: Morningstar Target-Date 2020[1]	4.11%
Performance Details	pages 13-14

Schwab Target 2025 Index Fund (Ticker Symbol: SWYDX)	4.62%
Target 2025 Passive Composite Index	4.67%
Fund Category: Morningstar Target-Date 2025[1]	4.15%
Performance Details	pages 15-16

Schwab Target 2030 Index Fund (Ticker Symbol: SWYEX)	4.55%
Target 2030 Passive Composite Index	4.61%
Fund Category: Morningstar Target-Date 2030[1]	4.03%
Performance Details	pages 17-18

Schwab Target 2035 Index Fund (Ticker Symbol: SWYFX)	4.48%
Target 2035 Passive Composite Index	4.49%
Fund Category: Morningstar Target-Date 2035[1]	3.92%
Performance Details	pages 19-20
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Performance at a Glance (continued)

Total Returns For the 6 Months Ended September 30, 2019
Schwab Target 2040 Index Fund (Ticker Symbol: SWYGX)	4.35%
Target 2040 Passive Composite Index	4.35%
Fund Category: Morningstar Target-Date 2040[1]	3.72%
Performance Details	pages 21-22

Schwab Target 2045 Index Fund (Ticker Symbol: SWYHX)	4.23%
Target 2045 Passive Composite Index	4.22%
Fund Category: Morningstar Target-Date 2045[1]	3.69%
Performance Details	pages 23-24

Schwab Target 2050 Index Fund (Ticker Symbol: SWYMX)	4.22%
Target 2050 Passive Composite Index	4.14%
Fund Category: Morningstar Target-Date 2050[1]	3.63%
Performance Details	pages 25-26

Schwab Target 2055 Index Fund (Ticker Symbol: SWYJX)	4.12%
Target 2055 Passive Composite Index	4.07%
Fund Category: Morningstar Target-Date 2055[1]	3.63%
Performance Details	pages 27-28

Schwab Target 2060 Index Fund (Ticker Symbol: SWYNX)	4.03%
Target 2060 Passive Composite Index	4.02%
Fund Category: Morningstar Target-Date 2060+[1]	3.70%
Performance Details	pages 29-30
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
Recent market worries and volatility continue to test the resolve of even the most seasoned investors. Amid heightened concerns over U.S.-China trade relations, as well as economic and political uncertainties, investors have been pulling dollars out of equities and equity funds in record numbers and seeking the safety of short-term fixed income and cash. All the while, the U.S. stock market, as measured by the S&P 500® Index, posted a 20.6% gain year-to-date through September 2019 and a 6.1% gain for the 6-month reporting period. Those who sold when stocks declined in late 2018 most likely missed out on this recovery that occurred over the following months.
Unfortunately, we can often be our own worst enemy when it comes to investing, especially when markets are turbulent. Fear and other emotions can lead to selling when markets have fallen and buying after markets have already rebounded—the opposite of the age old advice of “buy low, sell high.” The human brain is great at keeping us out of harm’s way, but the emotional and impulsive reactions that keep us safe may make it more difficult to stick to a financial plan. For example, as investors, we can easily succumb to behavioral biases that may cause us to put too much weight on what happened most recently in the market or to follow what we believe everyone else is doing rather than acting in our own best interests.
At Charles Schwab Investment Management, we believe that one of the best ways to counter these behavioral tendencies is to build a well-diversified portfolio along with an investing plan that suits your risk tolerance and financial goals. So, when the market experiences ups and downs, as it inevitably will, you can rely on your plan, rather than emotions, to guide decision making.
We designed the Schwab Target Index Funds to provide investors a low-cost, all-in-one portfolio solution that provides broad and efficient diversification, while seeking to minimize behavioral and investment risks throughout the investment life cycle. By selecting a fund that corresponds to a target retirement date, an investor gains exposure to an appropriate balance of equities and fixed income, as well as other less traditional asset classes such as real estate investment trusts (REITs). Over time, the asset weightings in the Schwab Target Index Funds are shifted to become more conservative as the retirement date approaches, with our portfolio managers adjusting the portfolio composition. This asset allocation method creates greater opportunity for growth when the target retirement date is further in the future, and shifts toward capital preservation and income as it gets closer.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
From the President (continued)

“ All the while, the U.S. stock market, as measured by the S&P 500® Index, posted a 20.6% gain year-to-date through September 2019 and a 6.1% gain for the 6-month reporting period.”
The fundamental goal behind our target date fund design is to help investors maximize asset accumulation by providing an opportunity for better long-term results with potentially less volatility than if they managed their portfolios themselves. We believe this can help investors stay focused on their long-term plan, and make it easier to weather the storm through the market’s ups and downs.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Target Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
The Investment Environment

For the six-month reporting period ended September 30, 2019, global equity markets were mixed. In the U.S., despite a host of concerns, including a trade war with China, uncertainty over the Federal Reserve’s (Fed) interest rate path, and slowing corporate earnings, U.S. stocks reached new highs, with the S&P 500® Index, Dow Jones Industrial Average Index, and Nasdaq Composite all peaking in July before retreating amid increased volatility in August and then recovering by the end of the reporting period. Outside the U.S., equity markets were weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. Over the period, the U.S. dollar strengthened against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 6.08%. U.S. large-cap stocks outperformed small-caps, with the Russell RAFI™ US Large Company Index and the Russell 2000® Index returning 5.51% and -0.36%, respectively. International equities were weaker, particularly in emerging markets. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 2.57%, while the MSCI Emerging Markets Index (Net)* returned –3.66%. The Bloomberg Barclays US Aggregate Bond Index, representing the broad U.S. fixed-income market, returned 5.42%.
Economic growth around the globe was uneven over the six-month reporting period as uncertainty related to the trade dispute between the U.S. and China created headwinds for equity markets. Despite these escalated trade tensions, the U.S. maintained its steady growth in its tenth year of expansion, although at a declining pace. U.S. gross domestic product (GDP) grew at an annual rate of 2.0% in the second quarter of 2019, down from 3.1% in the first. Unemployment remained low, ending the period at 3.5%, a nearly 50-year low. Consumer confidence remained upbeat over the first four months of the reporting period but in August fell to its lowest level in three years before recovering slightly. Continuing trade tensions between the U.S. and China weighed on investor sentiment, resulting in a reduction in investments and capital expenditures, and manufacturing activity showed continued signs of slowing during the period. In addition, slowing earnings growth, consistent with the current economic environment, contributed to the volatility in the general market. Inflation remained benign.
Asset Class Performance Comparison % returns during the 6 months ended September 30, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
The Investment Environment (continued)

Outside the U.S., conditions continued to soften, dampened by trade issues, slowing economic output, and geopolitical concerns. In the eurozone, growth slowed in the second quarter of 2019, down slightly from the first quarter. Growth was subdued by higher inflation and tepid wage growth that constrained consumer spending. The United Kingdom’s economy contracted in the second quarter of 2019 amid growing Brexit-related economic and political uncertainty that dampened industrial output, construction, and services sectors. Japan’s economy, however, logged steady increases in recent quarters after contracting sharply in the third quarter of 2018. Several Asian economies, including China and India, exhibited signs of slowing, but still outpaced many developed economies.
In response to the economic environment, to bolster growth, and to ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, including the U.S., while others maintained their generally low—and for some international central banks, negative—interest rates. In the U.S., after raising interest rates four times in 2018, the Fed enacted two interest rate cuts amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. Outside the U.S., the European Central Bank held interest rates steady but in July 2019 signaled that it may launch a stimulus package in coming months that could include interest rate cuts and asset purchases to combat the region’s economic malaise. In September, the Bank of Japan announced that it would maintain its short-term interest rate target of –0.1% and would review economic and price developments more thoroughly at its next policy meeting, heightening the chance of expanding stimulus efforts as early as October. Despite ongoing uncertainties over the economy’s wider direction and growing Brexit-related division, in September, the Bank of England maintained its key official bank rate at 0.75%, where it has remained since August 2018. Central banks in key emerging market economies—including India, Thailand, and China—lowered their policy rates in response to inflation and trade-related pressures.
Over most of the reporting period, as the Fed changed its stance regarding future interest rates, bond prices surged as yields fell. (Bond yields and bond prices move in opposite directions.) Both short-term and long-term yields fell during the reporting period. Short-term rates declined in response to the Fed’s two rate cuts, with the three-month Treasury falling from 2.40% at the outset of the reporting period to 1.88% at its close. Longer-term yields, which are generally driven by inflation expectations and growth forecasts, also declined, with the 10-year Treasury yield falling from 2.41% to 1.68% over the reporting period and driving portions of the yield curve to invert, which is often an indicator of a potential recession. Outside the U.S., bond yields generally remained low.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. She has served as portfolio manager of the funds since August 2016. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. He has served as portfolio manager of the funds since July 2018. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also previously worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2010 Index Fund (8/25/16)	4.69%	6.61%	5.77%	5.62%
Target 2010 Passive Composite Index	4.66%	6.54%	5.85%	5.69%
Dow Jones U.S. Total Stock Market IndexSM	5.27%	2.81%	12.78%	12.42%
Bloomberg Barclays US Aggregate Bond Index	5.42%	10.30%	2.92%	2.83%
Fund Category: Morningstar Target-Date 2000-2010[3]	3.94%	5.58%	5.38%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of September 30, 2019

Statistics
Number of Holdings	9
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2015 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2015 Index Fund (8/25/16)	4.49%	6.14%	5.85%	5.69%
Target 2015 Passive Composite Index	4.68%	6.42%	6.03%	5.86%
Dow Jones U.S. Total Stock Market IndexSM	5.27%	2.81%	12.78%	12.42%
Bloomberg Barclays US Aggregate Bond Index	5.42%	10.30%	2.92%	2.83%
Fund Category: Morningstar Target-Date 2015[3]	4.08%	5.36%	5.88%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of September 30, 2019

Statistics
Number of Holdings	9
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2020 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2020 Index Fund (8/25/16)	4.65%	5.92%	6.80%	6.61%
Target 2020 Passive Composite Index	4.65%	5.99%	6.88%	6.68%
Dow Jones U.S. Total Stock Market IndexSM	5.27%	2.81%	12.78%	12.42%
Bloomberg Barclays US Aggregate Bond Index	5.42%	10.30%	2.92%	2.83%
Fund Category: Morningstar Target-Date 2020[3]	4.11%	5.02%	6.20%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of September 30, 2019

Statistics
Number of Holdings	10
Portfolio Turnover Rate	2% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2025 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2025 Index Fund (8/25/16)	4.62%	5.31%	7.74%	7.52%
Target 2025 Passive Composite Index	4.67%	5.37%	7.83%	7.61%
Dow Jones U.S. Total Stock Market IndexSM	5.27%	2.81%	12.78%	12.42%
Bloomberg Barclays US Aggregate Bond Index	5.42%	10.30%	2.92%	2.83%
Fund Category: Morningstar Target-Date 2025[3]	4.15%	4.54%	7.01%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of September 30, 2019

Statistics
Number of Holdings	11
Portfolio Turnover Rate	2% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2030 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2030 Index Fund (8/25/16)	4.55%	4.73%	8.35%	8.14%
Target 2030 Passive Composite Index	4.61%	4.78%	8.48%	8.24%
Dow Jones U.S. Total Stock Market IndexSM	5.27%	2.81%	12.78%	12.42%
Bloomberg Barclays US Aggregate Bond Index	5.42%	10.30%	2.92%	2.83%
Fund Category: Morningstar Target-Date 2030[3]	4.03%	3.85%	7.65%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of September 30, 2019

Statistics
Number of Holdings	10
Portfolio Turnover Rate	0% [1,2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	Less than 0.5%.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2035 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2035 Index Fund (8/25/16)	4.48%	4.14%	8.87%	8.61%
Target 2035 Passive Composite Index	4.49%	4.17%	8.96%	8.70%
Dow Jones U.S. Total Stock Market IndexSM	5.27%	2.81%	12.78%	12.42%
Bloomberg Barclays US Aggregate Bond Index	5.42%	10.30%	2.92%	2.83%
Fund Category: Morningstar Target-Date 2035[3]	3.92%	3.09%	8.32%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of September 30, 2019

Statistics
Number of Holdings	9
Portfolio Turnover Rate	1% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2040 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2040 Index Fund (8/25/16)	4.35%	3.55%	9.31%	9.04%
Target 2040 Passive Composite Index	4.35%	3.57%	9.39%	9.12%
Dow Jones U.S. Total Stock Market IndexSM	5.27%	2.81%	12.78%	12.42%
Bloomberg Barclays US Aggregate Bond Index	5.42%	10.30%	2.92%	2.83%
Fund Category: Morningstar Target-Date 2040[3]	3.72%	2.50%	8.58%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of September 30, 2019

Statistics
Number of Holdings	9
Portfolio Turnover Rate	0% [1,2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	Less than 0.5%.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2045 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2045 Index Fund (8/25/16)	4.23%	3.07%	9.55%	9.27%
Target 2045 Passive Composite Index	4.22%	3.11%	9.63%	9.35%
Dow Jones U.S. Total Stock Market IndexSM	5.27%	2.81%	12.78%	12.42%
Bloomberg Barclays US Aggregate Bond Index	5.42%	10.30%	2.92%	2.83%
Fund Category: Morningstar Target-Date 2045[3]	3.69%	2.10%	8.91%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of September 30, 2019

Statistics
Number of Holdings	9
Portfolio Turnover Rate	1% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2050 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2050 Index Fund (8/25/16)	4.22%	2.90%	9.67%	9.41%
Target 2050 Passive Composite Index	4.14%	2.84%	9.77%	9.49%
Dow Jones U.S. Total Stock Market IndexSM	5.27%	2.81%	12.78%	12.42%
Bloomberg Barclays US Aggregate Bond Index	5.42%	10.30%	2.92%	2.83%
Fund Category: Morningstar Target-Date 2050[3]	3.63%	1.99%	8.88%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of September 30, 2019

Statistics
Number of Holdings	10
Portfolio Turnover Rate	0% [1,2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	Portfolio turnover was 0%. Portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2055 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2055 Index Fund (8/25/16)	4.12%	2.58%	9.81%	9.55%
Target 2055 Passive Composite Index	4.07%	2.61%	9.92%	9.63%
Dow Jones U.S. Total Stock Market IndexSM	5.27%	2.81%	12.78%	12.42%
Bloomberg Barclays US Aggregate Bond Index	5.42%	10.30%	2.92%	2.83%
Fund Category: Morningstar Target-Date 2055[3]	3.63%	1.84%	9.04%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of September 30, 2019

Statistics
Number of Holdings	9
Portfolio Turnover Rate	0% [1,2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	Portfolio turnover was 0%. Portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2060 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Schwab Target 2060 Index Fund (8/25/16)	4.03%	2.57%	9.82%	9.57%
Target 2060 Passive Composite Index	4.02%	2.46%	9.94%	9.66%
Dow Jones U.S. Total Stock Market IndexSM	5.27%	2.81%	12.78%	12.42%
Bloomberg Barclays US Aggregate Bond Index	5.42%	10.30%	2.92%	2.83%
Fund Category: Morningstar Target-Date 2060+[3]	3.70%	1.87%	9.20%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of September 30, 2019

Statistics
Number of Holdings	9
Portfolio Turnover Rate	0% [1,2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	Less than 0.5%.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning April 1, 2019 and held through September 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 4/1/19	Ending Account Value (Net of Expenses) at 9/30/19[2]	Expenses Paid During Period 4/1/19-9/30/19[2,5]	Effective Expenses Paid During Period 4/1/19-9/30/19[4,5]
Schwab Target 2010 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,046.90	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2015 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,044.90	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2020 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,046.50	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2025 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,046.20	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2030 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,045.50	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2035 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,044.80	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2040 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,043.50	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2045 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,042.30	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2050 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,042.20	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2055 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,041.20	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Expenses (Unaudited) (continued)

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 4/1/19	Ending Account Value (Net of Expenses) at 9/30/19[2]	Expenses Paid During Period 4/1/19-9/30/19[2,5]	Effective Expenses Paid During Period 4/1/19-9/30/19[4,5]
Schwab Target 2060 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,040.30	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183 days of the period, and divided by the 366 days of the fiscal year.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 9/30/19*	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.88	$10.59	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.13	0.27	0.22	0.12
Net realized and unrealized gains (losses)	0.38	0.23	0.34	0.10
Total from investment operations	0.51	0.50	0.56	0.22
Less distributions:
Distributions from net investment income	—	(0.20)	(0.12)	(0.07)
Distributions from net realized gains	—	(0.01)	(0.00) [4]	—
Total distributions	—	(0.21)	(0.12)	(0.07)
Net asset value at end of period	$11.39	$10.88	$10.59	$10.15
Total return	4.69% [5]	4.81%	5.57%	2.26% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.33% [7]	2.53%	2.11%	1.99% [7]
Portfolio turnover rate	5% [5]	30%	28%	2% [5]
Net assets, end of period (x 1,000)	$30,379	$25,391	$14,185	$955

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2019, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2010 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 24.6%
Large-Cap 23.2%
Schwab U.S. Large-Cap ETF	99,313	7,044,271
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	6,243	435,325
		7,479,596

International Stocks 9.6%
Developed-Market Large-Cap 9.6%
Schwab International Equity ETF	91,824	2,925,513

Real Assets 1.8%
Real Estate 1.8%
Schwab U.S. REIT ETF	11,807	556,936

Fixed Income 56.7%
Inflation-Protected Bond 6.3%
Schwab U.S. TIPS ETF	33,937	1,926,264
Intermediate-Term Bond 41.7%
Schwab U.S. Aggregate Bond ETF	235,052	12,657,550
Treasury Bond 8.7%
Schwab Short-Term U.S. Treasury ETF	51,932	2,627,240
		17,211,054

Security	Number of Shares	Value ($)
Money Market Fund 6.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	2,023,136	2,023,743
Total Affiliated Underlying Funds
(Cost $28,401,860)		30,196,842
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
JPMorgan Chase Bank
1.25%, 10/01/19 (b)	270,650	270,650
Total Short-Term Investment
(Cost $270,650)		270,650
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Schwab International Equity ETF	$2,447,096	$506,818	($83,646)	($4,721)	$59,966	$2,925,513	91,824	$20,202
Schwab Short-Term U.S. Treasury ETF	2,213,630	471,866	(77,035)	(40)	18,819	2,627,240	51,932	27,801
Schwab U.S. Aggregate Bond ETF	10,633,480	2,255,853	(657,183)	2,037	423,363	12,657,550	235,052	162,589
Schwab U.S. Large-Cap ETF	5,892,888	1,296,920	(462,094)	36,197	280,360	7,044,271	99,313	60,939
Schwab U.S. REIT ETF	459,317	83,570	(17,962)	752	31,259	556,936	11,807	7,059
Schwab U.S. Small-Cap ETF	353,566	102,076	(19,393)	765	(1,689)	435,325	6,243	2,878
Schwab U.S. TIPS ETF	1,629,155	310,258	(68,007)	375	54,483	1,926,264	33,937	18,911
Schwab Variable Share Price Money Fund, Ultra Shares	1,518,757	505,002	—	—	(16)	2,023,743	2,023,136	20,123
Total	$25,147,889	$5,532,363	($1,385,320)	$35,365	$866,545	$30,196,842		$320,502
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$30,196,842	$—	$—	$30,196,842
Short-Term Investment[1]	—	270,650	—	270,650
Total	$30,196,842	$270,650	$—	$30,467,492
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of September 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $28,401,860)		$30,196,842
Investments in unaffiliated issuers, at value (cost $270,650)		270,650
Receivables:
Investments sold		44,985
Fund shares sold		101,186
Dividends	+	1,861
Total assets		30,615,524
Liabilities
Payables:
Investments bought		231,293
Investment adviser fees		639
Fund shares redeemed	+	4,576
Total liabilities		236,508
Net Assets
Total assets		30,615,524
Total liabilities	–	236,508
Net assets		$30,379,016
Net Assets by Source
Capital received from investors		28,308,660
Total distributable earnings		2,070,356

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$30,379,016		2,668,264		$11.39

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2019 through September 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$320,502
Interest	+	1,596
Total investment income		322,098
Expenses
Investment adviser fees	+	10,909
Total expenses		10,909
Expense reduction by CSIM and its affiliates	–	7,126
Net expenses	–	3,783
Net investment income		318,315
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		35,365
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	866,545
Net realized and unrealized gains		901,910
Increase in net assets resulting from operations		$1,220,225

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/19-9/30/19		4/1/18-3/31/19
Net investment income		$318,315	$472,155
Net realized gains (losses)		35,365	(142,716)
Net change in unrealized appreciation (depreciation)	+	866,545	745,043
Increase in net assets from operations		1,220,225	1,074,482
Distributions to Shareholders
Total distributions		$—	($441,923)

Transactions in Fund Shares
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		615,510	$6,887,723	1,576,468	$16,790,499
Shares redeemed	+	(280,095)	(3,119,442)	(624,853)	(6,643,659)
Net transactions in fund shares		335,415	$3,768,281	993,430	$10,573,348
Shares Outstanding and Net Assets
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,332,849	$25,390,510	1,339,419	$14,184,603
Total increase	+	335,415	4,988,506	993,430	11,205,907
End of period		2,668,264	$30,379,016	2,332,849	$25,390,510

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2015 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 9/30/19*	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.92	$10.61	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.13	0.27	0.22	0.13
Net realized and unrealized gains (losses)	0.36	0.22	0.38	0.12
Total from investment operations	0.49	0.49	0.60	0.25
Less distributions:
Distributions from net investment income	—	(0.17)	(0.15)	(0.08)
Distributions from net realized gains	—	(0.01)	(0.01)	—
Total distributions	—	(0.18)	(0.16)	(0.08)
Net asset value at end of period	$11.41	$10.92	$10.61	$10.17
Total return	4.49% [4]	4.74%	5.83%	2.49% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03% [6]	0.03%	0.03%	0.02% [6]
Gross operating expenses[5]	0.08% [6]	0.08%	0.08%	0.08% [6]
Net investment income (loss)	2.32% [6]	2.54%	2.06%	2.15% [6]
Portfolio turnover rate	4% [4]	29%	47%	15% [4]
Net assets, end of period (x 1,000)	$47,904	$45,688	$20,229	$797

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2019, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
6
Annualized.

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2015 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

U.S. Stocks 25.9%
Large-Cap 24.4%
Schwab U.S. Large-Cap ETF	164,808	11,689,831
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	10,576	737,465
		12,427,296

International Stocks 10.6%
Developed-Market Large-Cap 10.6%
Schwab International Equity ETF	158,936	5,063,701

Real Assets 1.9%
Real Estate 1.9%
Schwab U.S. REIT ETF	19,676	928,117

Fixed Income 54.8%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	51,548	2,925,865
Intermediate-Term Bond 40.4%
Schwab U.S. Aggregate Bond ETF	359,581	19,363,437
Treasury Bond 8.3%
Schwab Short-Term U.S. Treasury ETF	77,871	3,939,494
		26,228,796

Security	Number of Shares	Value ($)
Money Market Fund 6.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	3,006,632	3,007,534
Total Affiliated Underlying Funds
(Cost $44,543,768)		47,655,444
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Citibank
1.25%, 10/01/19 (b)	336,150	336,150
Total Short-Term Investment
(Cost $336,150)		336,150
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Schwab International Equity ETF	$4,859,406	$241,765	($124,727)	($8,421)	$95,678	$5,063,701	158,936	$39,224
Schwab Short-Term U.S. Treasury ETF	3,750,598	244,211	(85,057)	(19)	29,761	3,939,494	77,871	44,990
Schwab U.S. Aggregate Bond ETF	18,405,623	1,280,958	(1,024,755)	13,238	688,373	19,363,437	359,581	269,564
Schwab U.S. Large-Cap ETF	11,163,966	621,625	(659,631)	38,588	525,283	11,689,831	164,808	105,873
Schwab U.S. REIT ETF	874,204	—	—	—	53,913	928,117	19,676	12,573
Schwab U.S. Small-Cap ETF	739,580	—	—	—	(2,115)	737,465	10,576	5,331
Schwab U.S. TIPS ETF	2,824,745	129,707	(119,440)	2,821	88,032	2,925,865	51,548	31,644
Schwab Variable Share Price Money Fund, Ultra Shares	2,687,026	320,510	—	—	(2)	3,007,534	3,006,632	32,199
Total	$45,305,148	$2,838,776	($2,013,610)	$46,207	$1,478,923	$47,655,444		$541,398
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$47,655,444	$—	$—	$47,655,444
Short-Term Investment[1]	—	336,150	—	336,150
Total	$47,655,444	$336,150	$—	$47,991,594
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of September 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $44,543,768)		$47,655,444
Investments in unaffiliated issuers, at value (cost $336,150)		336,150
Receivables:
Fund shares sold		33,847
Dividends		2,750
Interest	+	11
Total assets		48,028,202
Liabilities
Payables:
Investments bought		122,851
Investment adviser fees		1,025
Fund shares redeemed	+	20
Total liabilities		123,896
Net Assets
Total assets		48,028,202
Total liabilities	–	123,896
Net assets		$47,904,306
Net Assets by Source
Capital received from investors		44,325,605
Total distributable earnings		3,578,701

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$47,904,306		4,197,271		$11.41

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2019 through September 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$541,398
Interest	+	2,075
Total investment income		543,473
Expenses
Investment adviser fees	+	18,552
Total expenses		18,552
Expense reduction by CSIM and its affiliates	–	11,962
Net expenses	–	6,590
Net investment income		536,883
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		46,207
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,478,923
Net realized and unrealized gains		1,525,130
Increase in net assets resulting from operations		$2,062,013

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/19-9/30/19		4/1/18-3/31/19
Net investment income		$536,883	$741,859
Net realized gains (losses)		46,207	(187,092)
Net change in unrealized appreciation (depreciation)	+	1,478,923	1,329,372
Increase in net assets from operations		2,062,013	1,884,139
Distributions to Shareholders
Total distributions		$—	($659,622)

Transactions in Fund Shares
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		463,562	$5,192,824	3,213,105	$34,246,433
Shares reinvested		—	—	62,181	634,864
Shares redeemed	+	(452,094)	(5,038,600)	(996,074)	(10,646,987)
Net transactions in fund shares		11,468	$154,224	2,279,212	$24,234,310
Shares Outstanding and Net Assets
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,185,803	$45,688,069	1,906,591	$20,229,242
Total increase	+	11,468	2,216,237	2,279,212	25,458,827
End of period		4,197,271	$47,904,306	4,185,803	$45,688,069

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2020 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 9/30/19*	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.18	$10.92	$10.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.13	0.27	0.23	0.16
Net realized and unrealized gains (losses)	0.39	0.22	0.52	0.21
Total from investment operations	0.52	0.49	0.75	0.37
Less distributions:
Distributions from net investment income	—	(0.23)	(0.13)	(0.07)
Distributions from net realized gains	—	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.23)	(0.13)	(0.07)
Net asset value at end of period	$11.70	$11.18	$10.92	$10.30
Total return	4.65% [5]	4.73%	7.30%	3.69% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.27% [7]	2.48%	2.15%	2.68% [7]
Portfolio turnover rate	2% [5]	13%	21%	17% [5]
Net assets, end of period (x 1,000)	$153,317	$129,760	$70,841	$5,455

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.05% (annualized), respectively, for the periods ended September 30, 2019, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2020 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 28.3%
Large-Cap 26.4%
Schwab U.S. Large-Cap ETF	570,909	40,494,575
Small-Cap 1.9%
Schwab U.S. Small-Cap ETF	40,606	2,831,457
		43,326,032

International Stocks 12.8%
Developed-Market Large-Cap 11.7%
Schwab International Equity ETF	563,265	17,945,623
Emerging-Market 1.1%
Schwab Emerging Markets Equity ETF	65,150	1,637,219
		19,582,842

Real Assets 2.1%
Real Estate 2.1%
Schwab U.S. REIT ETF	69,379	3,272,607

Fixed Income 50.7%
Inflation-Protected Bond 5.1%
Schwab U.S. TIPS ETF	136,452	7,745,016
Intermediate-Term Bond 38.8%
Schwab U.S. Aggregate Bond ETF	1,104,225	59,462,516
Security	Number of Shares	Value ($)
Treasury Bond 6.8%
Schwab Short-Term U.S. Treasury ETF	207,627	10,503,850
		77,711,382

Money Market Fund 5.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	8,156,552	8,158,999
Total Affiliated Underlying Funds
(Cost $143,399,871)		152,051,862
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Australia & New Zealand Banking Group Ltd.
1.25%, 10/01/19 (b)	1,410,326	1,410,326
Total Short-Term Investment
(Cost $1,410,326)		1,410,326
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$1,394,708	$293,679	$—	$—	($51,168)	$1,637,219	65,150	$9,380
Schwab International Equity ETF	15,284,634	2,326,591	—	—	334,398	17,945,623	563,265	134,712
Schwab Short-Term U.S. Treasury ETF	8,908,876	1,516,480	—	—	78,494	10,503,850	207,627	113,069
Schwab U.S. Aggregate Bond ETF	50,216,623	8,345,216	(1,208,262)	12,424	2,096,515	59,462,516	1,104,225	780,656
Schwab U.S. Large-Cap ETF	34,216,948	6,187,047	(1,805,381)	27,188	1,868,773	40,494,575	570,909	353,207
Schwab U.S. REIT ETF	2,834,412	248,355	—	—	189,840	3,272,607	69,379	43,231
Schwab U.S. Small-Cap ETF	2,361,676	477,352	—	—	(7,571)	2,831,457	40,606	18,594
Schwab U.S. TIPS ETF	6,527,510	987,503	—	—	230,003	7,745,016	136,452	79,482
Schwab Variable Share Price Money Fund, Ultra Shares	6,354,397	1,804,607	—	—	(5)	8,158,999	8,156,552	84,828
Total	$128,099,784	$22,186,830	($3,013,643)	$39,612	$4,739,279	$152,051,862		$1,617,159
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2020 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$152,051,862	$—	$—	$152,051,862
Short-Term Investment[1]	—	1,410,326	—	1,410,326
Total	$152,051,862	$1,410,326	$—	$153,462,188
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of September 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $143,399,871)		$152,051,862
Investments in unaffiliated issuers, at value (cost $1,410,326)		1,410,326
Receivables:
Fund shares sold		856,444
Dividends		7,460
Interest	+	49
Total assets		154,326,141
Liabilities
Payables:
Investments bought		939,590
Investment adviser fees		3,348
Fund shares redeemed	+	65,810
Total liabilities		1,008,748
Net Assets
Total assets		154,326,141
Total liabilities	–	1,008,748
Net assets		$153,317,393
Net Assets by Source
Capital received from investors		143,188,728
Total distributable earnings		10,128,665

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$153,317,393		13,108,186		$11.70

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Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2019 through September 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,617,159
Interest	+	10,263
Total investment income		1,627,422
Expenses
Investment adviser fees	+	56,688
Total expenses		56,688
Expense reduction by CSIM and its affiliates	–	36,063
Net expenses	–	20,625
Net investment income		1,606,797
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		39,612
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	4,739,279
Net realized and unrealized gains		4,778,891
Increase in net assets resulting from operations		$6,385,688

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Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/19-9/30/19		4/1/18-3/31/19
Net investment income		$1,606,797	$2,401,502
Net realized gains (losses)		39,612	(471,170)
Net change in unrealized appreciation (depreciation)	+	4,739,279	2,942,612
Increase in net assets from operations		6,385,688	4,872,944
Distributions to Shareholders
Total distributions		$—	($2,276,055)

Transactions in Fund Shares
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,011,834	$34,466,602	7,424,366	$81,835,438
Shares reinvested		—	—	208,381	2,165,079
Shares redeemed	+	(1,507,306)	(17,294,776)	(2,514,304)	(27,678,930)
Net transactions in fund shares		1,504,528	$17,171,826	5,118,443	$56,321,587
Shares Outstanding and Net Assets
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,603,658	$129,759,879	6,485,215	$70,841,403
Total increase	+	1,504,528	23,557,514	5,118,443	58,918,476
End of period		13,108,186	$153,317,393	11,603,658	$129,759,879

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Schwab Target 2025 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 9/30/19*	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.46	$11.18	$10.40	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.13	0.28	0.25	0.14
Net realized and unrealized gains (losses)	0.40	0.23	0.68	0.34
Total from investment operations	0.53	0.51	0.93	0.48
Less distributions:
Distributions from net investment income	—	(0.23)	(0.15)	(0.08)
Distributions from net realized gains	—	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.23)	(0.15)	(0.08)
Net asset value at end of period	$11.99	$11.46	$11.18	$10.40
Total return	4.62% [5]	4.79%	8.93%	4.82% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.17% [7]	2.46%	2.22%	2.41% [7]
Portfolio turnover rate	2% [5]	13%	14%	6% [5]
Net assets, end of period (x 1,000)	$197,107	$154,328	$84,235	$1,649

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended September 30, 2019, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2025 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 36.4%
Large-Cap 33.7%
Schwab U.S. Large-Cap ETF	937,198	66,475,454
Small-Cap 2.7%
Schwab U.S. Small-Cap ETF	76,357	5,324,374
		71,799,828

International Stocks 17.6%
Developed-Market Large-Cap 15.4%
Schwab International Equity ETF	955,470	30,441,274
Emerging-Market 2.2%
Schwab Emerging Markets Equity ETF	171,634	4,313,163
		34,754,437

Real Assets 2.8%
Real Estate 2.8%
Schwab U.S. REIT ETF	117,891	5,560,919

Fixed Income 38.7%
Inflation-Protected Bond 1.9%
Schwab U.S. TIPS ETF	66,025	3,747,579
Intermediate-Term Bond 33.1%
Schwab U.S. Aggregate Bond ETF	1,211,891	65,260,330
Treasury Bond 3.7%
Schwab Short-Term U.S. Treasury ETF	142,176	7,192,684
		76,200,593

Security	Number of Shares	Value ($)
Money Market Fund 3.6%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	7,083,335	7,085,459
Total Affiliated Underlying Funds
(Cost $183,785,946)		195,401,236
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
Citibank
1.25%, 10/01/19 (b)	533,008	533,008
Sumitomo Mitsui Banking Corp.
1.25%, 10/01/19 (b)	1,951,006	1,951,006
Total Short-Term Investments
(Cost $2,484,014)		2,484,014
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

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Schwab Target 2025 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$3,348,735	$1,210,841	($124,379)	($30,050)	($91,984)	$4,313,163	171,634	$23,239
Schwab International Equity ETF	23,670,016	6,661,691	(395,224)	(39,096)	543,887	30,441,274	955,470	212,675
Schwab Short-Term U.S. Treasury ETF	5,711,521	1,428,490	—	—	52,673	7,192,684	142,176	75,980
Schwab U.S. Aggregate Bond ETF	51,447,736	13,722,488	(2,106,083)	(13,713)	2,209,902	65,260,330	1,211,891	817,245
Schwab U.S. Large-Cap ETF	51,694,471	12,651,993	(701,954)	(16,426)	2,847,370	66,475,454	937,198	567,848
Schwab U.S. REIT ETF	4,454,552	904,310	(124,229)	1,761	324,525	5,560,919	117,891	71,460
Schwab U.S. Small-Cap ETF	4,061,884	1,280,082	—	—	(17,592)	5,324,374	76,357	34,629
Schwab U.S. TIPS ETF	2,867,425	777,305	—	—	102,849	3,747,579	66,025	35,290
Schwab Variable Share Price Money Fund, Ultra Shares	5,467,962	1,617,502	—	—	(5)	7,085,459	7,083,335	72,751
Total	$152,724,302	$40,254,702	($3,451,869)	($97,524)	$5,971,625	$195,401,236		$1,911,117
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$195,401,236	$—	$—	$195,401,236
Short-Term Investments[1]	—	2,484,014	—	2,484,014
Total	$195,401,236	$2,484,014	$—	$197,885,250
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of September 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $183,785,946)		$195,401,236
Investments in unaffiliated issuers, at value (cost $2,484,014)		2,484,014
Receivables:
Fund shares sold		1,629,907
Dividends		6,479
Interest	+	86
Total assets		199,521,722
Liabilities
Payables:
Investments bought		2,316,125
Investment adviser fees		4,612
Fund shares redeemed	+	93,706
Total liabilities		2,414,443
Net Assets
Total assets		199,521,722
Total liabilities	–	2,414,443
Net assets		$197,107,279
Net Assets by Source
Capital received from investors		183,801,907
Total distributable earnings		13,305,372

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$197,107,279		16,439,634		$11.99

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Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2019 through September 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,911,117
Interest	+	11,926
Total investment income		1,923,043
Expenses
Investment adviser fees	+	69,850
Total expenses		69,850
Expense reduction by CSIM and its affiliates	–	42,568
Net expenses	–	27,282
Net investment income		1,895,761
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(97,524)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	5,971,625
Net realized and unrealized gains		5,874,101
Increase in net assets resulting from operations		$7,769,862

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Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/19-9/30/19		4/1/18-3/31/19
Net investment income		$1,895,761	$2,867,998
Net realized losses		(97,524)	(537,329)
Net change in unrealized appreciation (depreciation)	+	5,971,625	3,565,182
Increase in net assets from operations		7,769,862	5,895,851
Distributions to Shareholders
Total distributions		$—	($2,681,038)

Transactions in Fund Shares
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,756,861	$55,838,135	8,934,324	$100,921,266
Shares reinvested		—	—	247,528	2,601,517
Shares redeemed	+	(1,783,156)	(20,828,343)	(3,247,879)	(36,644,542)
Net transactions in fund shares		2,973,705	$35,009,792	5,933,973	$66,878,241
Shares Outstanding and Net Assets
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,465,929	$154,327,625	7,531,956	$84,234,571
Total increase	+	2,973,705	42,779,654	5,933,973	70,093,054
End of period		16,439,634	$197,107,279	13,465,929	$154,327,625

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Schwab Target 2030 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 9/30/19*	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.65	$11.37	$10.46	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.13	0.28	0.26	0.15
Net realized and unrealized gains (losses)	0.40	0.24	0.80	0.41
Total from investment operations	0.53	0.52	1.06	0.56
Less distributions:
Distributions from net investment income	—	(0.24)	(0.15)	(0.10)
Distributions from net realized gains	—	—	(0.00) [4]	—
Total distributions	—	(0.24)	(0.15)	(0.10)
Net asset value at end of period	$12.18	$11.65	$11.37	$10.46
Total return	4.55% [5]	4.76%	10.12%	5.66% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.11% [7]	2.46%	2.30%	2.49% [7]
Portfolio turnover rate	0% [5],[8]	8%	8%	7% [5]
Net assets, end of period (x 1,000)	$272,042	$201,250	$109,554	$3,258

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended September 30, 2019, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.
8
Less than 0.5%

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Schwab Target 2030 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 41.9%
Large-Cap 38.5%
Schwab U.S. Large-Cap ETF	1,475,828	104,680,480
Small-Cap 3.4%
Schwab U.S. Small-Cap ETF	134,678	9,391,097
		114,071,577

International Stocks 21.4%
Developed-Market Large-Cap 18.2%
Schwab International Equity ETF	1,551,426	49,428,432
Emerging-Market 3.2%
Schwab Emerging Markets Equity ETF	350,677	8,812,513
		58,240,945

Real Assets 3.3%
Real Estate 3.3%
Schwab U.S. REIT ETF	191,619	9,038,668

Fixed Income 30.0%
Intermediate-Term Bond 27.8%
Schwab U.S. Aggregate Bond ETF	1,404,425	75,628,286
Treasury Bond 2.2%
Schwab Short-Term U.S. Treasury ETF	115,137	5,824,781
		81,453,067

Security	Number of Shares	Value ($)
Money Market Fund 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	6,960,390	6,962,479
Total Affiliated Underlying Funds
(Cost $254,988,458)		269,766,736
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Citibank
1.25%, 10/01/19 (b)	2,691,002	2,691,002
Sumitomo Mitsui Banking Corp.
1.25%, 10/01/19 (b)	389,423	389,423
Total Short-Term Investments
(Cost $3,080,425)		3,080,425
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$6,474,175	$2,580,215	$—	$—	($241,877)	$8,812,513	350,677	$46,739
Schwab International Equity ETF	36,282,310	12,742,540	(349,267)	(35,121)	787,970	49,428,432	1,551,426	343,322
Schwab Short-Term U.S. Treasury ETF	4,263,189	1,520,681	—	—	40,911	5,824,781	115,137	56,920
Schwab U.S. Aggregate Bond ETF	56,223,290	16,851,184	—	—	2,553,812	75,628,286	1,404,425	926,078
Schwab U.S. Large-Cap ETF	77,663,945	22,749,992	—	—	4,266,543	104,680,480	1,475,828	887,022
Schwab U.S. REIT ETF	6,732,389	1,788,215	—	—	518,064	9,038,668	191,619	116,135
Schwab U.S. Small-Cap ETF	6,848,035	2,596,689	—	—	(53,627)	9,391,097	134,678	62,528
Schwab Variable Share Price Money Fund, Ultra Shares	4,914,787	2,047,696	—	—	(4)	6,962,479	6,960,390	68,462
Total	$199,402,120	$62,877,212	($349,267)	($35,121)	$7,871,792	$269,766,736		$2,507,206
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2030 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$269,766,736	$—	$—	$269,766,736
Short-Term Investments[1]	—	3,080,425	—	3,080,425
Total	$269,766,736	$3,080,425	$—	$272,847,161
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of September 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $254,988,458)		$269,766,736
Investments in unaffiliated issuers, at value (cost $3,080,425)		3,080,425
Receivables:
Fund shares sold		2,006,121
Dividends		6,366
Interest	+	107
Total assets		274,859,755
Liabilities
Payables:
Investments bought		2,782,393
Investment adviser fees		6,458
Fund shares redeemed	+	29,250
Total liabilities		2,818,101
Net Assets
Total assets		274,859,755
Total liabilities	–	2,818,101
Net assets		$272,041,654
Net Assets by Source
Capital received from investors		254,808,232
Total distributable earnings		17,233,422

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$272,041,654		22,327,119		$12.18

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Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2019 through September 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$2,507,206
Interest	+	17,291
Total investment income		2,524,497
Expenses
Investment adviser fees	+	94,333
Total expenses		94,333
Expense reduction by CSIM and its affiliates	–	56,115
Net expenses	–	38,218
Net investment income		2,486,279
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(35,121)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	7,871,792
Net realized and unrealized gains		7,836,671
Increase in net assets resulting from operations		$10,322,950

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Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/19-9/30/19		4/1/18-3/31/19
Net investment income		$2,486,279	$3,646,808
Net realized losses		(35,121)	(602,589)
Net change in unrealized appreciation (depreciation)	+	7,871,792	4,821,915
Increase in net assets from operations		10,322,950	7,866,134
Distributions to Shareholders
Total distributions		$—	($3,355,176)

Transactions in Fund Shares
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,673,210	$79,751,881	10,165,033	$116,401,157
Shares reinvested		—	—	310,617	3,286,331
Shares redeemed	+	(1,616,868)	(19,283,509)	(2,843,780)	(32,502,120)
Net transactions in fund shares		5,056,342	$60,468,372	7,631,870	$87,185,368
Shares Outstanding and Net Assets
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,270,777	$201,250,332	9,638,907	$109,554,006
Total increase	+	5,056,342	70,791,322	7,631,870	91,696,326
End of period		22,327,119	$272,041,654	17,270,777	$201,250,332

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Schwab Target 2035 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 9/30/19*	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.82	$11.53	$10.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.29	0.26	0.12
Net realized and unrealized gains (losses)	0.41	0.22	0.90	0.52
Total from investment operations	0.53	0.51	1.16	0.64
Less distributions:
Distributions from net investment income	—	(0.22)	(0.17)	(0.10)
Distributions from net realized gains	—	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.22)	(0.17)	(0.10)
Net asset value at end of period	$12.35	$11.82	$11.53	$10.54
Total return	4.48% [5]	4.68%	10.96%	6.44% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.04% [7]	2.49%	2.29%	2.04% [7]
Portfolio turnover rate	1% [5]	6%	14%	13% [5]
Net assets, end of period (x 1,000)	$159,534	$126,200	$62,526	$1,904

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended September 30, 2019, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2035 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 46.2%
Large-Cap 41.9%
Schwab U.S. Large-Cap ETF	943,310	66,908,978
Small-Cap 4.3%
Schwab U.S. Small-Cap ETF	97,079	6,769,319
		73,678,297

International Stocks 24.6%
Developed-Market Large-Cap 20.4%
Schwab International Equity ETF	1,021,150	32,533,839
Emerging-Market 4.2%
Schwab Emerging Markets Equity ETF	268,523	6,747,983
		39,281,822

Real Assets 3.7%
Real Estate 3.7%
Schwab U.S. REIT ETF	126,253	5,955,354

Fixed Income 22.9%
Intermediate-Term Bond 21.5%
Schwab U.S. Aggregate Bond ETF	637,176	34,311,928
Treasury Bond 1.4%
Schwab Short-Term U.S. Treasury ETF	42,616	2,155,943
		36,467,871

Security	Number of Shares	Value ($)
Money Market Fund 1.9%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	3,009,187	3,010,089
Total Affiliated Underlying Funds
(Cost $148,934,063)		158,393,433
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Sumitomo Mitsui Banking Corp.
1.25%, 10/01/19 (b)	1,270,549	1,270,549
Total Short-Term Investment
(Cost $1,270,549)		1,270,549
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$5,367,606	$1,567,820	$—	$—	($187,443)	$6,747,983	268,523	$37,527
Schwab International Equity ETF	25,525,289	6,733,024	(251,141)	(15,982)	542,649	32,533,839	1,021,150	233,868
Schwab Short-Term U.S. Treasury ETF	1,703,700	437,550	—	—	14,693	2,155,943	42,616	21,878
Schwab U.S. Aggregate Bond ETF	27,132,825	6,319,442	(312,080)	(3,591)	1,175,332	34,311,928	637,176	433,205
Schwab U.S. Large-Cap ETF	53,041,735	12,289,905	(1,269,683)	(1,602)	2,848,623	66,908,978	943,310	582,073
Schwab U.S. REIT ETF	4,759,741	947,552	(98,729)	470	346,320	5,955,354	126,253	77,409
Schwab U.S. Small-Cap ETF	5,427,967	1,355,507	—	—	(14,155)	6,769,319	97,079	46,834
Schwab Variable Share Price Money Fund, Ultra Shares	2,330,369	679,721	—	—	(1)	3,010,089	3,009,187	29,819
Total	$125,289,232	$30,330,521	($1,931,633)	($20,705)	$4,726,018	$158,393,433		$1,462,613
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2035 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$158,393,433	$—	$—	$158,393,433
Short-Term Investment[1]	—	1,270,549	—	1,270,549
Total	$158,393,433	$1,270,549	$—	$159,663,982
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of September 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $148,934,063)		$158,393,433
Investments in unaffiliated issuers, at value (cost $1,270,549)		1,270,549
Receivables:
Fund shares sold		383,946
Dividends		2,753
Interest	+	44
Total assets		160,050,725
Liabilities
Payables:
Investments bought		508,427
Investment adviser fees		3,880
Fund shares redeemed	+	4,665
Total liabilities		516,972
Net Assets
Total assets		160,050,725
Total liabilities	–	516,972
Net assets		$159,533,753
Net Assets by Source
Capital received from investors		148,558,964
Total distributable earnings		10,974,789

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$159,533,753		12,922,856		$12.35

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Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2019 through September 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,462,613
Interest	+	9,015
Total investment income		1,471,628
Expenses
Investment adviser fees	+	56,862
Total expenses		56,862
Expense reduction by CSIM and its affiliates	–	33,784
Net expenses	–	23,078
Net investment income		1,448,550
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(20,705)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	4,726,018
Net realized and unrealized gains		4,705,313
Increase in net assets resulting from operations		$6,153,863

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Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/19-9/30/19		4/1/18-3/31/19
Net investment income		$1,448,550	$2,247,280
Net realized losses		(20,705)	(248,347)
Net change in unrealized appreciation (depreciation)	+	4,726,018	2,757,771
Increase in net assets from operations		6,153,863	4,756,704
Distributions to Shareholders
Total distributions		$—	($2,075,616)

Transactions in Fund Shares
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,396,242	$41,106,528	6,790,501	$79,065,998
Shares reinvested		—	—	190,311	2,028,716
Shares redeemed	+	(1,151,734)	(13,927,049)	(1,724,281)	(20,101,834)
Net transactions in fund shares		2,244,508	$27,179,479	5,256,531	$60,992,880
Shares Outstanding and Net Assets
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,678,348	$126,200,411	5,421,817	$62,526,443
Total increase	+	2,244,508	33,333,342	5,256,531	63,673,968
End of period		12,922,856	$159,533,753	10,678,348	$126,200,411

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Schwab Target 2040 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 9/30/19*	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.95	$11.69	$10.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.29	0.27	0.15
Net realized and unrealized gains (losses)	0.40	0.21	1.00	0.55
Total from investment operations	0.52	0.50	1.27	0.70
Less distributions:
Distributions from net investment income	—	(0.24)	(0.17)	(0.11)
Distributions from net realized gains	—	—	(0.00) [4]	—
Total distributions	—	(0.24)	(0.17)	(0.11)
Net asset value at end of period	$12.47	$11.95	$11.69	$10.59
Total return	4.35% [5]	4.49%	11.97%	7.09% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.99% [7]	2.48%	2.33%	2.48% [7]
Portfolio turnover rate	0% [5],[8]	2%	15%	8% [5]
Net assets, end of period (x 1,000)	$201,784	$143,404	$72,830	$1,514

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended September 30, 2019, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.
8
Less than 0.5%

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Schwab Target 2040 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 49.9%
Large-Cap 44.8%
Schwab U.S. Large-Cap ETF	1,275,814	90,493,487
Small-Cap 5.1%
Schwab U.S. Small-Cap ETF	147,259	10,268,370
		100,761,857

International Stocks 27.5%
Developed-Market Large-Cap 22.3%
Schwab International Equity ETF	1,411,574	44,972,748
Emerging-Market 5.2%
Schwab Emerging Markets Equity ETF	419,069	10,531,204
		55,503,952

Real Assets 4.1%
Real Estate 4.1%
Schwab U.S. REIT ETF	174,823	8,246,401

Fixed Income 16.6%
Intermediate-Term Bond 15.8%
Schwab U.S. Aggregate Bond ETF	590,150	31,779,577
Treasury Bond 0.8%
Schwab Short-Term U.S. Treasury ETF	33,080	1,673,517
		33,453,094

Security	Number of Shares	Value ($)
Money Market Fund 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	2,362,668	2,363,376
Total Affiliated Underlying Funds
(Cost $190,058,202)		200,328,680
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Sumitomo Mitsui Banking Corp.
1.25%, 10/01/19 (b)	1,687,775	1,687,775
Total Short-Term Investment
(Cost $1,687,775)		1,687,775
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$7,516,266	$3,329,213	$—	$—	($314,275)	$10,531,204	419,069	$54,566
Schwab International Equity ETF	31,657,416	12,718,192	—	—	597,140	44,972,748	1,411,574	298,925
Schwab Short-Term U.S. Treasury ETF	1,153,316	508,234	—	—	11,967	1,673,517	33,080	16,012
Schwab U.S. Aggregate Bond ETF	22,575,842	8,442,766	(280,188)	8,454	1,032,703	31,779,577	590,150	372,797
Schwab U.S. Large-Cap ETF	64,092,792	23,001,972	—	—	3,398,723	90,493,487	1,275,814	753,031
Schwab U.S. REIT ETF	5,845,788	1,939,377	—	—	461,236	8,246,401	174,823	103,637
Schwab U.S. Small-Cap ETF	7,298,035	3,233,506	(199,640)	(13,532)	(49,999)	10,268,370	147,259	66,903
Schwab Variable Share Price Money Fund, Ultra Shares	1,671,284	692,093	—	—	(1)	2,363,376	2,362,668	22,350
Total	$141,810,739	$53,865,353	($479,828)	($5,078)	$5,137,494	$200,328,680		$1,688,221
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2040 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$200,328,680	$—	$—	$200,328,680
Short-Term Investment[1]	—	1,687,775	—	1,687,775
Total	$200,328,680	$1,687,775	$—	$202,016,455
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of September 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $190,058,202)		$200,328,680
Investments in unaffiliated issuers, at value (cost $1,687,775)		1,687,775
Receivables:
Fund shares sold		1,316,842
Dividends		2,161
Interest	+	53
Total assets		203,335,511
Liabilities
Payables:
Investments bought		1,519,418
Investment adviser fees		4,754
Fund shares redeemed	+	27,079
Total liabilities		1,551,251
Net Assets
Total assets		203,335,511
Total liabilities	–	1,551,251
Net assets		$201,784,260
Net Assets by Source
Capital received from investors		189,599,739
Total distributable earnings		12,184,521

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$201,784,260		16,181,553		$12.47

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Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2019 through September 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,688,221
Interest	+	11,576
Total investment income		1,699,797
Expenses
Investment adviser fees	+	67,374
Total expenses		67,374
Expense reduction by CSIM and its affiliates	–	40,075
Net expenses	–	27,299
Net investment income		1,672,498
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(5,078)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	5,137,494
Net realized and unrealized gains		5,132,416
Increase in net assets resulting from operations		$6,804,914

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Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/19-9/30/19		4/1/18-3/31/19
Net investment income		$1,672,498	$2,539,601
Net realized losses		(5,078)	(109,216)
Net change in unrealized appreciation (depreciation)	+	5,137,494	2,755,253
Increase in net assets from operations		6,804,914	5,185,638
Distributions to Shareholders
Total distributions		$—	($2,349,510)

Transactions in Fund Shares
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,533,119	$68,080,998	7,011,105	$82,572,627
Shares reinvested		—	—	216,494	2,318,649
Shares redeemed	+	(1,349,614)	(16,505,950)	(1,457,852)	(17,153,200)
Net transactions in fund shares		4,183,505	$51,575,048	5,769,747	$67,738,076
Shares Outstanding and Net Assets
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,998,048	$143,404,298	6,228,301	$72,830,094
Total increase	+	4,183,505	58,379,962	5,769,747	70,574,204
End of period		16,181,553	$201,784,260	11,998,048	$143,404,298

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Schwab Target 2045 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 9/30/19*	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$12.05	$11.81	$10.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.29	0.28	0.10
Net realized and unrealized gains (losses)	0.39	0.19	1.06	0.65
Total from investment operations	0.51	0.48	1.34	0.75
Less distributions:
Distributions from net investment income	—	(0.24)	(0.17)	(0.11)
Distributions from net realized gains	—	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.24)	(0.17)	(0.11)
Net asset value at end of period	$12.56	$12.05	$11.81	$10.64
Total return	4.23% [5]	4.33%	12.57%	7.51% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.91% [7]	2.43%	2.39%	1.68% [7]
Portfolio turnover rate	1% [5]	7%	11%	8% [5]
Net assets, end of period (x 1,000)	$112,478	$84,790	$44,817	$1,261

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2019, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2045 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

U.S. Stocks 52.8%
Large-Cap 47.0%
Schwab U.S. Large-Cap ETF	745,578	52,883,848
Small-Cap 5.8%
Schwab U.S. Small-Cap ETF	92,824	6,472,617
		59,356,465

International Stocks 30.0%
Developed-Market Large-Cap 23.9%
Schwab International Equity ETF	844,809	26,915,615
Emerging-Market 6.1%
Schwab Emerging Markets Equity ETF	272,339	6,843,879
		33,759,494

Real Assets 4.4%
Real Estate 4.4%
Schwab U.S. REIT ETF	105,013	4,953,463

Fixed Income 11.5%
Intermediate-Term Bond 11.0%
Schwab U.S. Aggregate Bond ETF	230,865	12,432,080
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	10,421	527,198
		12,959,278

Security	Number of Shares	Value ($)
Money Market Fund 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	817,910	818,156
Total Affiliated Underlying Funds
(Cost $105,367,017)		111,846,856
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Sumitomo Mitsui Banking Corp.
1.25%, 10/01/19 (b)	1,043,879	1,043,879
Total Short-Term Investment
(Cost $1,043,879)		1,043,879
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$5,164,337	$1,973,082	($82,762)	($16,684)	($194,094)	$6,843,879	272,339	$38,254
Schwab International Equity ETF	20,135,524	6,708,295	(331,011)	(21,340)	424,147	26,915,615	844,809	194,459
Schwab Short-Term U.S. Treasury ETF	450,355	72,950	—	—	3,893	527,198	10,421	5,783
Schwab U.S. Aggregate Bond ETF	9,258,453	2,749,981	—	—	423,646	12,432,080	230,865	155,459
Schwab U.S. Large-Cap ETF	39,719,387	11,160,094	(204,854)	(1,498)	2,210,719	52,883,848	745,578	458,732
Schwab U.S. REIT ETF	3,692,933	976,266	—	—	284,264	4,953,463	105,013	64,927
Schwab U.S. Small-Cap ETF	4,840,485	1,660,287	—	—	(28,155)	6,472,617	92,824	44,387
Schwab Variable Share Price Money Fund, Ultra Shares	565,609	252,547	—	—	—	818,156	817,910	7,650
Total	$83,827,083	$25,553,502	($618,627)	($39,522)	$3,124,420	$111,846,856		$969,651
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2045 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$111,846,856	$—	$—	$111,846,856
Short-Term Investment[1]	—	1,043,879	—	1,043,879
Total	$111,846,856	$1,043,879	$—	$112,890,735
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of September 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $105,367,017)		$111,846,856
Investments in unaffiliated issuers, at value (cost $1,043,879)		1,043,879
Receivables:
Fund shares sold		346,763
Dividends		749
Interest	+	36
Total assets		113,238,283
Liabilities
Payables:
Investments bought		720,444
Investment adviser fees		2,733
Fund shares redeemed	+	37,438
Total liabilities		760,615
Net Assets
Total assets		113,238,283
Total liabilities	–	760,615
Net assets		$112,477,668
Net Assets by Source
Capital received from investors		105,076,708
Total distributable earnings		7,400,960

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$112,477,668		8,953,440		$12.56

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Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2019 through September 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$969,651
Interest	+	5,838
Total investment income		975,489
Expenses
Investment adviser fees	+	40,273
Total expenses		40,273
Expense reduction by CSIM and its affiliates	–	24,111
Net expenses	–	16,162
Net investment income		959,327
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(39,522)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	3,124,420
Net realized and unrealized gains		3,084,898
Increase in net assets resulting from operations		$4,044,225

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Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/19-9/30/19		4/1/18-3/31/19
Net investment income		$959,327	$1,496,131
Net realized losses		(39,522)	(197,409)
Net change in unrealized appreciation (depreciation)	+	3,124,420	1,741,300
Increase in net assets from operations		4,044,225	3,040,022
Distributions to Shareholders
Total distributions		$—	($1,405,947)

Transactions in Fund Shares
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,624,940	$32,361,984	4,266,684	$50,692,490
Shares reinvested		—	—	126,299	1,356,451
Shares redeemed	+	(707,030)	(8,718,297)	(1,153,341)	(13,710,070)
Net transactions in fund shares		1,917,910	$23,643,687	3,239,642	$38,338,871
Shares Outstanding and Net Assets
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,035,530	$84,789,756	3,795,888	$44,816,810
Total increase	+	1,917,910	27,687,912	3,239,642	39,972,946
End of period		8,953,440	$112,477,668	7,035,530	$84,789,756

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Schwab Target 2050 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 9/30/19*	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$12.09	$11.85	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.29	0.28	0.15
Net realized and unrealized gains (losses)	0.39	0.18	1.09	0.62
Total from investment operations	0.51	0.47	1.37	0.77
Less distributions:
Distributions from net investment income	—	(0.23)	(0.17)	(0.12)
Distributions from net realized gains	—	—	(0.00) [4]	—
Total distributions	—	(0.23)	(0.17)	(0.12)
Net asset value at end of period	$12.60	$12.09	$11.85	$10.65
Total return	4.22% [5]	4.23%	12.85%	7.80% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.88% [7]	2.48%	2.37%	2.54% [7]
Portfolio turnover rate	0% [5],[8]	0% [9]	15%	4% [5]
Net assets, end of period (x 1,000)	$123,819	$88,727	$37,619	$793

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2019, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.
8
Portfolio turnover was 0%; portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period (see financial note 7).
9
Less than 0.5%

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Schwab Target 2050 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 54.4%
Large-Cap 48.3%
Schwab U.S. Large-Cap ETF	842,474	59,756,681
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF	109,033	7,602,871
		67,359,552

International Stocks 31.5%
Developed-Market Large-Cap 24.8%
Schwab International Equity ETF	963,950	30,711,447
Emerging-Market 6.7%
Schwab Emerging Markets Equity ETF	329,572	8,282,144
		38,993,591

Real Assets 4.5%
Real Estate 4.5%
Schwab U.S. REIT ETF	119,383	5,631,296

Fixed Income 8.6%
Intermediate-Term Bond 8.2%
Schwab U.S. Aggregate Bond ETF	188,695	10,161,226
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	8,515	430,774
		10,592,000

Security	Number of Shares	Value ($)
Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	497,970	498,119
Total Affiliated Underlying Funds
(Cost $117,233,465)		123,074,558
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Australia & New Zealand Banking Group Ltd.
1.25%, 10/01/19 (b)	1,230,803	1,230,803
Citibank
1.25%, 10/01/19 (b)	80,518	80,518
Total Short-Term Investments
(Cost $1,311,321)		1,311,321
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$6,007,764	$2,510,357	$—	$—	($235,977)	$8,282,144	329,572	$42,912
Schwab International Equity ETF	21,820,941	8,429,352	—	—	461,154	30,711,447	963,950	206,043
Schwab Short-Term U.S. Treasury ETF	345,357	82,419	—	—	2,998	430,774	8,515	4,435
Schwab U.S. Aggregate Bond ETF	7,211,320	2,618,310	—	—	331,596	10,161,226	188,695	120,567
Schwab U.S. Large-Cap ETF	42,855,342	14,559,079	—	—	2,342,260	59,756,681	842,474	501,582
Schwab U.S. REIT ETF	4,015,850	1,300,355	—	—	315,091	5,631,296	119,383	70,893
Schwab U.S. Small-Cap ETF	5,488,386	2,144,826	—	—	(30,341)	7,602,871	109,033	50,341
Schwab Variable Share Price Money Fund, Ultra Shares	333,609	164,510	—	—	—	498,119	497,970	4,586
Total	$88,078,569	$31,809,208	$—	$—	$3,186,781	$123,074,558		$1,001,359
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2050 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$123,074,558	$—	$—	$123,074,558
Short-Term Investments[1]	—	1,311,321	—	1,311,321
Total	$123,074,558	$1,311,321	$—	$124,385,879
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of September 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $117,233,465)		$123,074,558
Investments in unaffiliated issuers, at value (cost $1,311,321)		1,311,321
Receivables:
Fund shares sold		355,748
Dividends		455
Interest	+	46
Total assets		124,742,128
Liabilities
Payables:
Investments bought		884,681
Investment adviser fees		2,975
Fund shares redeemed	+	35,908
Total liabilities		923,564
Net Assets
Total assets		124,742,128
Total liabilities	–	923,564
Net assets		$123,818,564
Net Assets by Source
Capital received from investors		116,772,011
Total distributable earnings		7,046,553

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$123,818,564		9,830,541		$12.60

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Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2019 through September 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,001,359
Interest	+	6,157
Total investment income		1,007,516
Expenses
Investment adviser fees	+	42,071
Total expenses		42,071
Expense reduction by CSIM and its affiliates	–	25,413
Net expenses	–	16,658
Net investment income		990,858
Realized and Unrealized Gains (Losses)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	3,186,781
Net realized and unrealized gains		3,186,781
Increase in net assets resulting from operations		$4,177,639

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Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/19-9/30/19		4/1/18-3/31/19
Net investment income		$990,858	$1,479,052
Net realized gains (losses)		—	(242)
Net change in unrealized appreciation (depreciation)	+	3,186,781	1,646,230
Increase in net assets from operations		4,177,639	3,125,040
Distributions to Shareholders
Total distributions		$—	($1,342,563)

Transactions in Fund Shares
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,228,560	$39,985,545	5,016,544	$59,703,635
Shares reinvested		—	—	121,931	1,310,755
Shares redeemed	+	(735,192)	(9,071,628)	(977,064)	(11,689,203)
Net transactions in fund shares		2,493,368	$30,913,917	4,161,411	$49,325,187
Shares Outstanding and Net Assets
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,337,173	$88,727,008	3,175,762	$37,619,344
Total increase	+	2,493,368	35,091,556	4,161,411	51,107,664
End of period		9,830,541	$123,818,564	7,337,173	$88,727,008

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Schwab Target 2055 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 9/30/19*	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$12.14	$11.91	$10.67	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.31	0.27	0.15
Net realized and unrealized gains (losses)	0.38	0.15	1.15	0.65
Total from investment operations	0.50	0.46	1.42	0.80
Less distributions:
Distributions from net investment income	—	(0.23)	(0.18)	(0.13)
Distributions from net realized gains	—	—	(0.00) [4]	—
Total distributions	—	(0.23)	(0.18)	(0.13)
Net asset value at end of period	$12.64	$12.14	$11.91	$10.67
Total return	4.12% [5]	4.15%	13.25%	8.03% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.86% [7]	2.60%	2.33%	2.53% [7]
Portfolio turnover rate	0% [5],[8]	6%	23%	14% [5]
Net assets, end of period (x 1,000)	$69,360	$50,403	$17,713	$147

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2019, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.
8
Portfolio turnover was 0%; portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period (see financial note 7).

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Schwab Target 2055 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 55.6%
Large-Cap 49.1%
Schwab U.S. Large-Cap ETF	480,452	34,078,461
Small-Cap 6.5%
Schwab U.S. Small-Cap ETF	64,548	4,500,932
		38,579,393

International Stocks 32.7%
Developed-Market Large-Cap 25.5%
Schwab International Equity ETF	555,208	17,688,927
Emerging-Market 7.2%
Schwab Emerging Markets Equity ETF	197,945	4,974,358
		22,663,285

Real Assets 4.6%
Real Estate 4.6%
Schwab U.S. REIT ETF	68,367	3,224,871

Fixed Income 6.3%
Intermediate-Term Bond 6.1%
Schwab U.S. Aggregate Bond ETF	78,214	4,211,824
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	3,194	161,584
		4,373,408

Security	Number of Shares	Value ($)
Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares 1.99% (a)	125,439	125,477
Total Affiliated Underlying Funds
(Cost $65,454,954)		68,966,434
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Barclays Capital, Inc.
1.25%, 10/01/19 (b)	634,913	634,913
Total Short-Term Investment
(Cost $634,913)		634,913
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$3,604,804	$1,510,129	$—	$—	($140,575)	$4,974,358	197,945	$26,261
Schwab International Equity ETF	12,857,357	4,556,546	—	—	275,024	17,688,927	555,208	121,762
Schwab Short-Term U.S. Treasury ETF	115,989	44,176	—	—	1,419	161,584	3,194	1,731
Schwab U.S. Aggregate Bond ETF	3,046,601	1,026,661	—	—	138,562	4,211,824	78,214	50,960
Schwab U.S. Large-Cap ETF	24,735,389	7,969,190	—	—	1,373,882	34,078,461	480,452	289,439
Schwab U.S. REIT ETF	2,384,292	660,093	—	—	180,486	3,224,871	68,367	41,500
Schwab U.S. Small-Cap ETF	3,262,095	1,256,809	—	—	(17,972)	4,500,932	64,548	30,219
Schwab Variable Share Price Money Fund, Ultra Shares	—	125,477	—	—	—	125,477	125,439	584
Total	$50,006,527	$17,149,081	$—	$—	$1,810,826	$68,966,434		$562,456
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2055 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$68,966,434	$—	$—	$68,966,434
Short-Term Investment[1]	—	634,913	—	634,913
Total	$68,966,434	$634,913	$—	$69,601,347
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of September 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $65,454,954)		$68,966,434
Investments in unaffiliated issuers, at value (cost $634,913)		634,913
Receivables:
Fund shares sold		238,715
Dividends		115
Interest	+	22
Total assets		69,840,199
Liabilities
Payables:
Investments bought		471,698
Investment adviser fees		1,667
Fund shares redeemed	+	7,221
Total liabilities		480,586
Net Assets
Total assets		69,840,199
Total liabilities	–	480,586
Net assets		$69,359,613
Net Assets by Source
Capital received from investors		65,506,448
Total distributable earnings		3,853,165

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$69,359,613		5,487,391		$12.64

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Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2019 through September 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$562,456
Interest	+	3,833
Total investment income		566,289
Expenses
Investment adviser fees	+	23,947
Total expenses		23,947
Expense reduction by CSIM and its affiliates	–	14,475
Net expenses	–	9,472
Net investment income		556,817
Realized and Unrealized Gains (Losses)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,810,826
Net realized and unrealized gains		1,810,826
Increase in net assets resulting from operations		$2,367,643

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Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/19-9/30/19		4/1/18-3/31/19
Net investment income		$556,817	$801,278
Net realized gains (losses)		—	(280,589)
Net change in unrealized appreciation (depreciation)	+	1,810,826	968,303
Increase in net assets from operations		2,367,643	1,488,992
Distributions to Shareholders
Total distributions		$—	($719,620)

Transactions in Fund Shares
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,628,375	$20,219,800	3,163,692	$37,868,864
Shares reinvested		—	—	64,898	698,954
Shares redeemed	+	(292,908)	(3,630,919)	(564,085)	(6,647,372)
Net transactions in fund shares		1,335,467	$16,588,881	2,664,505	$31,920,446
Shares Outstanding and Net Assets
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,151,924	$50,403,089	1,487,419	$17,713,271
Total increase	+	1,335,467	18,956,524	2,664,505	32,689,818
End of period		5,487,391	$69,359,613	4,151,924	$50,403,089

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Schwab Target 2060 Index Fund
Financial Statements
Financial Highlights
	4/1/19– 9/30/19*	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$12.16	$11.92	$10.68	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.11	0.30	0.29	0.18
Net realized and unrealized gains (losses)	0.38	0.17	1.12	0.62
Total from investment operations	0.49	0.47	1.41	0.80
Less distributions:
Distributions from net investment income	—	(0.23)	(0.17)	(0.12)
Distributions from net realized gains	—	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.23)	(0.17)	(0.12)
Net asset value at end of period	$12.65	$12.16	$11.92	$10.68
Total return	4.03% [5]	4.23%	13.22%	8.11% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.85% [7]	2.50%	2.43%	2.94% [7]
Portfolio turnover rate	0% [5],[8]	2%	19%	0% [5]
Net assets, end of period (x 1,000)	$82,351	$58,895	$24,224	$166

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2019, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.
8
Less than 0.5%

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Schwab Target 2060 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

U.S. Stocks 56.6%
Large-Cap 49.9%
Schwab U.S. Large-Cap ETF	578,673	41,045,276
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	79,541	5,546,394
		46,591,670

International Stocks 33.6%
Developed-Market Large-Cap 26.1%
Schwab International Equity ETF	675,956	21,535,958
Emerging-Market 7.5%
Schwab Emerging Markets Equity ETF	245,152	6,160,670
		27,696,628

Real Assets 4.8%
Real Estate 4.8%
Schwab U.S. REIT ETF	83,655	3,946,006

Fixed Income 4.5%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	65,462	3,525,129
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	3,064	155,008
		3,680,137
Total Affiliated Underlying Funds
(Cost $77,841,955)		81,914,441
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
BNP Paribas
1.25%, 10/01/19 (a)	9,013	9,013
Sumitomo Mitsui Banking Corp.
1.25%, 10/01/19 (a)	817,701	817,701
Total Short-Term Investments
(Cost $826,714)		826,714
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 09/30/19	Balance of Shares Held at 09/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$4,418,865	$1,920,784	$—	$—	($178,979)	$6,160,670	245,152	$32,906
Schwab International Equity ETF	15,213,216	5,993,994	—	—	328,748	21,535,958	675,956	147,662
Schwab Short-Term U.S. Treasury ETF	98,623	55,390	—	—	995	155,008	3,064	1,390
Schwab U.S. Aggregate Bond ETF	2,510,837	896,673	—	—	117,619	3,525,129	65,462	42,550
Schwab U.S. Large-Cap ETF	29,060,265	10,439,901	(83,759)	532	1,628,337	41,045,276	578,673	347,247
Schwab U.S. REIT ETF	2,811,530	915,191	—	—	219,285	3,946,006	83,655	50,324
Schwab U.S. Small-Cap ETF	3,964,891	1,601,281	—	—	(19,778)	5,546,394	79,541	36,936
Total	$58,078,227	$21,823,214	($83,759)	$532	$2,096,227	$81,914,441		$659,015
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2060 Index Fund
Portfolio Holdings as of September 30, 2019 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$81,914,441	$—	$—	$81,914,441
Short-Term Investments[1]	—	826,714	—	826,714
Total	$81,914,441	$826,714	$—	$82,741,155
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of September 30, 2019; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $77,841,955)		$81,914,441
Investments in unaffiliated issuers, at value (cost $826,714)		826,714
Receivables:
Fund shares sold		337,228
Interest	+	29
Total assets		83,078,412
Liabilities
Payables:
Investments bought		684,339
Investment adviser fees		1,962
Fund shares redeemed	+	40,658
Total liabilities		726,959
Net Assets
Total assets		83,078,412
Total liabilities	–	726,959
Net assets		$82,351,453
Net Assets by Source
Capital received from investors		77,559,672
Total distributable earnings		4,791,781

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$82,351,453		6,510,389		$12.65

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Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2019 through September 30, 2019; unaudited
Investment Income
Dividends received from affiliated underlying funds		$659,015
Interest	+	3,690
Total investment income		662,705
Expenses
Investment adviser fees	+	28,231
Total expenses		28,231
Expense reduction by CSIM and its affiliates	–	17,126
Net expenses	–	11,105
Net investment income		651,600
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		532
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	2,096,227
Net realized and unrealized gains		2,096,759
Increase in net assets resulting from operations		$2,748,359

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Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/19-9/30/19		4/1/18-3/31/19
Net investment income		$651,600	$959,763
Net realized gains (losses)		532	(40,243)
Net change in unrealized appreciation (depreciation)	+	2,096,227	1,125,170
Increase in net assets from operations		2,748,359	2,044,690
Distributions to Shareholders
Total distributions		$—	($877,604)

Transactions in Fund Shares
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,199,325	$27,353,145	3,551,607	$42,513,767
Shares reinvested		—	—	77,722	837,066
Shares redeemed	+	(532,924)	(6,644,935)	(817,989)	(9,846,664)
Net transactions in fund shares		1,666,401	$20,708,210	2,811,340	$33,504,169
Shares Outstanding and Net Assets
		4/1/19-9/30/19		4/1/18-3/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,843,988	$58,894,884	2,032,648	$24,223,629
Total increase	+	1,666,401	23,456,569	2,811,340	34,671,255
End of period		6,510,389	$82,351,453	4,843,988	$58,894,884

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Schwab Target Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2015 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2020 Index Fund	Schwab Hedged Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Monthly Income Fund - Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Dividend Equity Fund
The Schwab Target Index Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The funds may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as underlying funds), in accordance with their target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, cash and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2019 are disclosed in the Portfolio Holdings.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the funds, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that you could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities. Although ETFs are listed on national securities exchanges, there can be no assurance that an active trading market for such ETF shares will develop or be maintained. If an active market is not maintained, the fund may experience difficulty in buying or selling ETF shares. In addition, the market price of ETF shares may deviate, sometimes significantly, from net asset value, particularly during periods of market volatility. Certain ETFs that seek to track the performance of their benchmark indices may not fully replicate their index and may hold securities not included in the index, which may not produce the intended results.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of debt securities in which the fund invests. A rise in interest rates could cause an underlying fund’s shares price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Contractual Expense Limitations
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, CSIM and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of September 30, 2019, each Schwab Target Index Fund’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Schwab Emerging Markets Equity ETF	—%	—%	0.0%*	0.1%	0.1%	0.1%	0.2%	0.1%	0.1%	0.1%	0.1%
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.2%	0.3%	0.2%	0.2%	0.1%	0.2%	0.1%	0.1%
Schwab Short-Term U.S. Treasury ETF	0.0%*	0.1%	0.2%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. Aggregate Bond ETF	0.2%	0.3%	0.9%	0.9%	1.1%	0.5%	0.5%	0.2%	0.1%	0.1%	0.1%
Schwab U.S. Large-Cap ETF	0.0%*	0.1%	0.2%	0.4%	0.6%	0.4%	0.5%	0.3%	0.3%	0.2%	0.2%
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.1%	0.2%	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.0%*	—%	—%	—%	—%	—%	—%	—%
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.1%	0.2%	0.1%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*	—%
*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended September 30, 2019, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Target 2010 Index Fund	$5,532,363	$1,385,320
Schwab Target 2015 Index Fund	2,838,776	2,013,610
Schwab Target 2020 Index Fund	22,186,830	3,013,643
Schwab Target 2025 Index Fund	40,254,702	3,451,869
Schwab Target 2030 Index Fund	62,877,212	349,267
Schwab Target 2035 Index Fund	30,330,521	1,931,633
Schwab Target 2040 Index Fund	53,865,353	479,828
Schwab Target 2045 Index Fund	25,553,502	618,627
Schwab Target 2050 Index Fund	31,809,208	—
Schwab Target 2055 Index Fund	17,149,081	—
Schwab Target 2060 Index Fund	21,823,214	83,759

8. Federal Income Taxes:
As of September 30, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Tax cost	$28,848,354	$45,158,591	$145,425,574	$187,001,742	$258,750,078	$150,533,250	$191,927,271
Gross unrealized appreciation	$1,619,138	$2,833,003	$8,149,198	$11,059,318	$14,849,139	$9,457,158	$10,891,026
Gross unrealized depreciation	—	—	(112,584)	(175,810)	(752,056)	(326,426)	(801,842)
Net unrealized appreciation (depreciation)	$1,619,138	$2,833,003	$8,036,614	$10,883,508	$14,097,083	$9,130,732	$10,089,184

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Tax cost	$106,686,739	$118,563,172	$66,439,039	$78,748,118
Gross unrealized appreciation	$6,602,112	$6,404,025	$3,315,797	$4,259,130
Gross unrealized depreciation	(398,116)	(581,318)	(153,489)	(266,093)
Net unrealized appreciation (depreciation)	$6,203,996	$5,822,707	$3,162,308	$3,993,037
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2019, the funds had no capital loss carryforwards available to offset future net capital gains.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2019. The tax-basis components of distributions paid during the year ended March 31, 2019, were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Ordinary income	$441,923	$659,128	$2,272,279	$2,681,038	$3,355,176	$2,075,616	$2,349,510
Long-term capital gains	—	494	3,776	—	—	—	—

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Ordinary income	$1,405,947	$1,342,563	$719,620	$877,604
Long-term capital gains	—	—	—	—
As of March 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2019, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, and Schwab Target 2060 Index Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations, Fund performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 13, 2019, and June 4, 2019, and approved the renewal of the Agreement for an additional one-year term at the meeting held on June 4, 2019. The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered that many of the Funds’ shareholders are also brokerage clients of

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Schwab. The Trustees considered Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, and an array of account features that benefit the Funds and certain of their shareholders. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and the firm’s overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap (contractual expense limitation agreement). The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. The Trustees noted that the pro rata share of the fees and expenses of the underlying funds in which the Funds invest are covered by the expense limitation agreement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because each Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered whether CSIM indirectly benefits from the Fund’s investments in other underlying funds managed by CSIM. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedule waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab Funds complex with

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that, in addition, CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Target Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 101 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	101	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	101	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	101	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	101	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	101	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	101	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	101	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	101	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	101	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	101	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	101	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	101	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 1–3 Year Index   An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprising of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

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MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Passive Composite Index  A custom blended index developed by CSIM based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 23.1% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.5% Dow Jones U.S. Small-Cap Total Stock Market Index, 9.6% FTSE Developed ex US Index (Net), 1.8% Dow Jones U.S. Select REIT Index, 8.7% Bloomberg Barclays US Treasury 1-3 Year Index, 41.7% Bloomberg Barclays US Aggregate Bond Index, 6.4% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 7.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2015 Passive Composite Index A custom blended index developed by CSIM based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 24.4% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 10.6% FTSE Developed ex US Index (Net), 1.9% Dow Jones U.S. Select REIT Index, 8.2% Bloomberg Barclays US Treasury 1-3 Year Index, 40.3% Bloomberg Barclays US Aggregate Bond Index, 6.2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 6.8% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2020 Passive Composite Index A custom blended index developed by CSIM based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 26.5% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 11.7% FTSE Developed ex US Index (Net), 1.1% FTSE
Emerging Index (Net), 2.2% Dow Jones U.S. Select REIT Index, 6.9% Bloomberg Barclays US Treasury 1-3 Year Index, 38.7% Bloomberg Barclays US Aggregate Bond Index, 5.1% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 6.1% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2025 Passive Composite Index A custom blended index developed by CSIM based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 33.6% Dow Jones U.S. Large-Cap Total Stock Market Index, 2.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 15.5% FTSE Developed ex US Index (Net), 2.2% FTSE Emerging Index (Net), 2.8% Dow Jones U.S. Select REIT Index, 3.7% Bloomberg Barclays US Treasury 1-3 Year Index, 33.2% Bloomberg Barclays US Aggregate Bond Index, 1.9% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 4.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2030 Passive Composite Index A custom blended index developed by CSIM based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 38.5% Dow Jones U.S. Large-Cap Total Stock Market Index, 3.5% Dow Jones U.S. Small-Cap Total Stock Market Index, 18.2% FTSE Developed ex US Index (Net), 3.2% FTSE Emerging Index (Net), 3.3% Dow Jones U.S. Select REIT Index, 2.1% Bloomberg Barclays US Treasury 1-3 Year Index, 27.8% Bloomberg Barclays US Aggregate Bond Index, and 3.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2035 Passive Composite Index A custom blended index developed by CSIM based on the Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 42.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.3% Dow Jones U.S. Small-Cap Total Stock Market Index, 20.4% FTSE Developed ex US Index (Net), 4.2% FTSE Emerging Index (Net), 3.7% Dow Jones U.S. Select REIT Index, 1.3% Bloomberg Barclays US Treasury 1-3 Year Index, 21.5% Bloomberg Barclays US Aggregate Bond Index, and 2.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2040 Passive Composite Index A custom blended index developed by CSIM based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 44.9% Dow Jones U.S. Large-Cap Total Stock Market Index, 5.1% Dow Jones U.S. Small-Cap Total Stock Market Index, 22.3% FTSE Developed ex US Index (Net), 5.2% FTSE Emerging Index (Net), 4.1% Dow Jones U.S. Select REIT Index, 0.8% Bloomberg Barclays US Treasury 1-3 Year Index, 15.7% Bloomberg

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Barclays US Aggregate Bond Index, and 1.8% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2045 Passive Composite Index A custom blended index developed by CSIM based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 47.1% Dow Jones U.S. Large-Cap Total Stock Market Index, 5.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 23.9% FTSE Developed ex US Index (Net), 6.2% FTSE Emerging Index (Net), 4.4% Dow Jones U.S. Select REIT Index, 0.5% Bloomberg Barclays US Treasury 1-3 Year Index, 10.9% Bloomberg Barclays US Aggregate Bond Index, and 1.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2050 Passive Composite Index A custom blended index developed by CSIM based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 48.3% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.2% Dow Jones U.S. Small-Cap Total Stock Market Index, 24.8% FTSE Developed ex US Index (Net), 6.7% FTSE Emerging Index (Net), 4.5% Dow Jones U.S. Select REIT Index, 0.4% Bloomberg Barclays US Treasury 1-3 Year Index, 8.2% Bloomberg Barclays US Aggregate Bond Index, and 1.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2055 Passive Composite Index A custom blended index developed by CSIM based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 49.1% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.5% Dow Jones U.S. Small-Cap Total Stock Market Index, 25.5% FTSE Developed ex US Index (Net), 7.2% FTSE Emerging Index (Net), 4.7% Dow Jones U.S. Select REIT Index, 0.3% Bloomberg Barclays US Treasury 1-3 Year Index, 6.1% Bloomberg Barclays US Aggregate Bond Index, and 0.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2060 Passive Composite Index A custom blended index developed by CSIM based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 49.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 26.1% FTSE Developed ex US Index (Net), 7.5% FTSE Emerging Index (Net), 4.8% Dow Jones U.S. Select REIT Index, 0.2% Bloomberg Barclays US Treasury 1-3 Year Index, 4.3% Bloomberg Barclays US Aggregate Bond Index, and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR93877-03
00235794

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	11/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	11/15/2019

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	11/15/2019